INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3       -     INVENTORIES

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
Raw materials	519	562
Work in process	69	77
Finished products	172	134
	760	773

The balances are net of write-down of $643 thousand and $681 thousand as of December 31, 2012 and 2011, respectively.

NOTE 3 - INVENTORIES
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Raw materials	562	275
Work in process	77	107
Finished products	134	94
	773	476
The balances are net of write-down of $643 thousands and $681 thousands as of December 31, 2012 and 2011, respectively.